Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2025
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years